Post-employment benefits - Disclosure of Fair Value of Plan Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Employee Benefits [Abstract]
Equity instruments	€ 0	€ 0	€ 62
Debt instruments	0	0	116
Euroland bonds	0	0	61
Hold to maturity bonds	0	0	149
Property	0	0	44
Other assets	0	0	54
Alternative investments	0	0	0
Insurance contracts	10,130	9,320	7,843
Total	€ 10,130	€ 9,320	€ 8,329
Equity instruments, allocation percentage	0.00%	0.00%	0.70%
Debt instruments, allocation percentage	0.00%	0.00%	1.40%
Euroland bonds, allocation percentage	0.00%	0.00%	0.70%
Hold to maturity bonds, allocation percentage	0.00%	0.00%	1.80%
Property, allocation percentage	0.00%	0.00%	0.50%
Other assets, allocation percentage	0.00%	0.00%	0.60%
Alternative investments, allocation percentage	0.00%	0.00%	0.00%
Insurance contracts, allocation percentage	100.00%	100.00%	94.30%
Total, allocation percentage	100.00%	100.00%	100.00%